Payments, by Government - AUSTRALIA - 12 months ended Dec. 31, 2025 - USD ($)	Fees	Total Payments
Northern Territory Government, Department Of Mining And Energy [Member]
Total	$ 160,000	$ 160,000
Northern Territory Government [Member]
Total	$ 100,000	$ 100,000